SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025
Debt Instrument [Line Items]
Bank borrowings, Within 12 months		$ 236
Term Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	5 years
Annual interest rate	2.00%
Debt current		$ 236